RELATED PARTY TRANSACTIONS - Leasing transactions (Details) - SFL - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Charter hire payable (principal and interest)	$ 4,360	$ 5,913
Lease interest expense	2,455	3,552
Contingent rental expense (income)	8,270	(2,555)
Remaining lease obligation	$ 59,974	$ 93,322